Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Notes Receivable/Accounts Receivable, Net [Abstract]
Summary of accounts receivable, net
	December 31, 2017	December 31, 2016
Accounts receivable	$24,135,940	$13,595,396
Less: Allowance for doubtful accounts	(446,357)	-
Accounts receivable, net	$23,689,583	$13,595,396

Schedule of changes in allowance for doubtful accounts
	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Balance, beginning of the year	$-	$22,535	$23,799
Provision for doubtful accounts	429,803	33,993	-
Uncollectible receivables written-off	-	(56,010)	-
Translation adjustments	16,554	(518)	(1,264)
Balance, end of the year	$446,357	$-	$22,535